POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2017
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

NOTE 29 — POST-EMPLOYMENT BENEFITS

The companies in the Eletrobras System sponsor pension plans for their employees, as well as post-employment medical assistance plans and life insurance in certain cases. Those benefits are classified as defined benefits (DB) and defined contributions (CD).

Due to the decentralized structure of the Eletrobras system, each segment sponsors its own package of employee benefits. In general, the Group offers its current and future retirees and its dependents pension benefits, and post-employment medical assistance and life insurance, as presented in the following chart:

Types of post-employment benefits sponsored by Eletrobras System companies

	Social security benefit plans			Other benefits post
Company	BD Plan	Balance Plan	CD Plan	Life Insurance	Health Plan
Eletrobras	X		X	X	X
Amazonas	X		X
Boa Vista	X		X		X
Ceal	X		X		X
Ceron			X
Cepisa	X		X
CGTEE	X
Chesf	X	X	X	X
Eletroacre			X
Eletronorte	X		X	X	X
Eletronuclear	X				X
Eletrosul	X		X		X
Furnas	X		X	X	X

The retirement benefit plan normally exposes the Group to actuarial risks, such as investment risk, interest rate risk, longevity risk, and salary risk.

Investment Risk

The current value of the liability of the defined pension benefit plan is calculated using a set discount rate due to the remuneration of high quality private securities; if the return on the assets of the plan is under that rate, the plan will run a deficit. At the moment, the plan’s investment is relatively balanced in stocks, debt instruments and real estate. Due to the long-term nature of plan liabilities, the pension fund’s board considers it appropriate that a reasonable portion of the plan’s assets should be invested in shares and real estate, to leverage the return generated by the fund.

Interest rate risk	A reduction in the interest rate of the securities will increase the plan’s liability. However, this will be partially compensated by an increased return on the plan’s debt securities.

Longevity risk

The current value of the defined benefit plan’s liability is calculated by referencing the best estimate of the mortality of plan participants during and after employment. An increase in the life expectation of plan participants will increase the plan’s liability.

Salary risk

The current value of the defined benefit plan’s liability is calculated by referencing the future salaries of plan participants. Therefore, an increase in the salary of plan participants would increase the plan’s liability.

The charts below present a reconciliation of the present value of the defined benefit obligations and the fair value of assets whose values are recorded on the balance sheets for pension benefits and for all other post-employment benefits. Next we will present the consolidated results of the Eletrobras group. The most recent actuarial valuation of plan assets and of the present value of the defined benefits obligation was conducted on December 31, 2017.

Post-employment benefit obligations - amounts recognized in financial statements	2017	2016

Social security benefit plans	1,870,577	2,214,342
Life insurance and health plans	315,428	253,212
Other post-employment benefit obligations	—	8,093

Total post-employment benefit obligations	2,186,005	2,475,647

Current	184,293	107,571
Non-current	2,001,711	2,368,076

a) Reconciliation of the liabilities of the pension plans and other benefits

Social security defined benefit plans - Amounts recognized in
balance sheet and statement of income for the year	2017	2016

Present value of actuarial obligations partially or totally hedged	23,084,912	21,682,893
Fair value of plan assets (-)	(23,153,018)	(22,025,946)

Net Liabilities/(Assets)	(68,107)	(343,054)

Effect of restriction on the asset	1,797,066	2,077,026
Contractual debt contracted between sponsor and plan	1,380,914	1,397,984
Financial debt contracted between sponsor and plan	—	15,479
Other social security benefits	26,683	171,525

Value of liabilities/(assets) of post-employment benefits	1,870,577	2,214,342

Net current service cost	(50,269)	(71,682)
Net interest cost	180,742	103,593

Actuarial Expense/(Revenue) recognized in the year	130,473	31,911

Other post-employment benefits - Amounts recognized in the balance sheet
and statement of income for the year	2017	2016

Present value of actuarial obligations partially or totally hedged	315,428	253,212
Fair value of plan assets (-)	—	—

Net Liabilities/(Assets)	315,428	253,212

Value of liabilities/(assets) of post-employment benefits	315,428	253,212

Current service cost	10,479	13,711
Net interest cost	26,566	35,601

Actuarial Expense/(Revenue) recognized in the year	37,045	49,312

b) Disclosure of Defined Pension Benefits

Consolidated results of defined pension benefits — reconciliation of present value of the obligations of the defined benefit:

Social security defined benefit plans - Changes in the present value of
the actuarial obligations	2017	2016

Amount of actuarial obligations at the beginning of the year	21,682,893	17,867,309
Subsidiary held for sale (*)	(339,490)	—
Current service cost	102,752	75,475
Interest on the actuarial obligation	2,273,454	2,262,079
Benefits paid in the year (-)	(1,821,569)	(1,576,185)
(Gain)/Loss on actuarial obligations arising from remeasurement	1,186,871	3,054,215
Actuarial (gains) losses resulting from changes in demographic assumptions	—	213,883
Actuarial (gains) losses resulting from changes in financial assumptions	1,094,536	2,723,761
Actuarial (gains) losses resulting from adjustments by experience	92,335	116,571

Present value of actuarial obligations at the end of the year	23,084,912	21,682,893

Consolidated results of defined pension benefits — reconciliation of the value of the plan assets:

Social security defined benefit plans - Changes and
composition of the fair value of the assets	2017	2016

Fair value of assets at the beginning of the year	22,025,946	18,905,009
Subsidiary held for sale (*)	(311,680)	—
Benefits paid during the year (-)	(1,821,537)	(1,576,185)
Participant contributions disbursed during the year	153,884	147,157
Employee contributions disbursed during the year	328,526	281,376
Expected return on assets in the year	2,334,352	2,423,501
Gain/(Loss) on plan assets (excluding interest revenue)	443,525	1,845,088

Fair value of assets at the end of the year	23,153,018	22,025,946

Effective return of assets in the year	2,777,878	4,268,589

Consolidated results of defined pension benefits — Amounts recognized in Other Comprehensive Results

	2017	2016
Other Comprehensive Income (ORA) accumulated in the Social Security Program	3,641,454	3,482,507

	2017	2016
Actuarial gains (losses) recognized in ORA in the year net of deferred taxes - Social Security Program	(158,947)	(1,160,545)

c) Disclosure of Other Post-Employments

Consolidated results of other post-employment benefits — reconciliation of the present value of the defined benefit obligations:

Other post-employment benefits - Changes in the present value of actuarial obligations	2017	2016
Amount of actuarial obligations at the beginning of the year	253,212	272,296
Current service cost	10,547	13,187
Interest on the actuarial obligation	26,597	34,855
Benefits paid in the year	(211,441)	(30,013)
Costs from previous years	—	—
(Gain)/Loss on actuarial obligations arising from remeasurement	236,515	(37,113)
Actuarial (gains) losses resulting from changes in demographic assumptions	10,753	(3,190)
Actuarial (gains) losses resulting from changes in financial assumptions	24,243	27,039
Actuarial (gains) losses resulting from adjustments by experience	201,518	(62,580)

Present value of actuarial obligations at the end of the year	315,429	253,212

d) Actuarial and economic assumptions

The actuarial assumptions presented below are used to determine the defined benefit obligation and expenses for the year.

Economic Hypotheses

	2017	2016
Annual actuarial discount interest rate (i)	9.38% to 9.73%	10.95% to 11.17%
Annual actuarial discount real interest rate	5.13% to 5.45%	5.70% to 5.91%
Projection of average wage increase	4.06% to 6.59%	4.97% to 9.02%
Projection of average benefit increase	4.06%	4.97%
Real annual rate of evolution of medical costs	0% to 3.25%	0% to 4.43%
Average annual inflation rate	4.06%	4.97%
Expected return on plan assets (ii)	9.38% to 9.73%	10.95% to 11.17%

Demographic Assumptions

2016
Rate of turnover	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table SUAV 20%	0%; GAMA - Exp. Turnover; T1 Service Table Suav, 20%; 80% T1 Service Table
Table of active and inactive mortality

AT-83 Basic FEMALE; AT-83 Basic FEMALE; AT- 2000 M&F SUAV 10%; AT-2000 BASIC M; AT- 2000 BASIC DES 5% and Segregated by Gender; AT- 2000 BASIC (D30%) M&F; AT-2000 (UNISEX) DES 10%; AT-2000 (Suav, 10%) M&F; AT-2000 Basic M&F;

AT-2000 BASIC;AT-83 BASIC F;AT-2000 (D10%/D5%/D30%);AT-2000 (attenuated by 10%);
Table of mortality of disabled people

AT-49 DES; AT-49 DES 2 ANOS; AT-83 M&F SUAV 10%; MI-85 Segregated by Gender; AT-83 M; AT 49 Segregated by Gende; AT- 49 M&F; AT-49 AGRAV 100% M&F; AT - 83M (decreased by 5%); RP 2000 DISABLED M&F; RRB - 1983

AT- 83;AT-83 (decreased, 10%);AT-49 DES 2 years;MI-85;AT-49 M;AT- 49 M&F;AT-49 (M&F) AGR 100%;RP - 2000 Disable;AT - 83M (decreased by 5%);RP 2000 Disable M&F;RRB - 1983
Table of disability	Alvaro Vindas; Medium Light	Light Weak, Medium and Strong; Alvaro Vindas
% married on the date of retirement	95%	95%
Age difference between men and women	4 years	4 years

(i) Long-term interest rate

(ii) Represents the maximum and minimum return rates of asset plans.

The definition of this rate took into account the market practice of Federal government bonds, according to the criteria recommended by national and international standards, for terms similar to those of the flow of obligations of the benefits program, for the duration.

The global expected return rate is the weighted average of expected returns from the various categories of plan assets. The Management’s valuation of expected return is based on historical return trends and market analysts’ forecasts for the assets during the life of the respective obligation. The current return of BD plan assets as of December 31, 2017 was R$ 2,777,878 (R$ 4,268,589 in 2016).

e) Employer contributions

Contributions under the CD plan for the year ended December 31, 2017 were R$ 163,857 (R$ 214,783 in 2016).

Contributions under the BD plan for the year ended December 31, 2017 were R$ 328,526 (R$ 281,376 in 2016).

The Company expects to contribute R$ 50,384 to the defined benefit plan in the next year.

The average weighted duration of the defined benefit obligation of the Company is 10.87 years.

An analysis of the expected maturity of non-discounted benefits of post-employment defined benefit plans for the next 10 years:

Social Security Program	Year 1	Year 2	Year 3	Year 4	Year 5	Next 5 Years	Total

On December 31, 2017	1,728,431	1,731,547	1,730,953	1,722,171	1,710,042	8,279,491	16,902,635

f) The actuarial assumptions relevant to determining the defined obligation are: discount rate, medical cost, and mortality. The following sensitivity analyses were determined based on reasonably possible changes to the respective assumptions which occurred at the end of the reporting period, all other assumptions remaining constant.

Consolidated group

•	If the discount rate were 0.25% higher (lower), the defined benefit obligation would be reduced by R$ 551,847 (increased by R$ 579,980).

•	If the medical costs were 0.25% higher (lower), the defined benefit obligation would have an increase of R$ 5,947 (reduction of R$ 7,502).

•	If life expectancy increased (decreased) in a year for men and women, the defined benefit obligation would increase by R$ 490,696 (decrease by R$ 497,409).

The sensitivity analysis presented may not be representative of the real change in the defined benefit obligation, since it is not likely that the change would occur in isolated assumptions, considering that some assumptions may be correlated.

Additionally, when presenting the sensitivity analysis, the present value of the defined benefit obligation was calculated by the projected unit credit method at the end of the reporting period, which is equal to that used to calculate the liability of the defined benefit obligation recognized on the balance sheet.

There was no change in relation to previous years in the methods and assumptions used to prepare the sensitivity analysis.

g)Sums included in the fair value of plan assets

Asset Class	2017	2016
Available Immediate Values	797	10,361
Realizable	834,606	913,902
Private Deposits Credit	1,171,009	364,800
Investments in Fixed Income	16,359,920	16,409,421
Investments in Variable Income	2,088,593	2,545,552
Investment in Funds	1,853,234	1,231,716
Real Estate Investments	793,797	823,129
Structured Investments	545,444	451,874
Loans and Financing	562,396	563,357
Other	2,186	76,172
(-) Funds receivable from the sponsor	(319,896)	(421,767)
(-) Operating Liabilities	(130,987)	(111,563)
(-) Contingency Liabilities	(305,669)	(503,233)
(-) Investment Funds	(82,271)	(117,356)
(-) Administrative Funds	(200,293)	(192,172)
(-) Social Security Funds	(19,8490	(18,249)

Total Assets	23,153,018	22,025,946

The fair value of capital and debt instruments is determined based on market prices quoted in active markets, while the fair value of securities investments are not based on market prices quoted in active markets. The amounts reducing the assets reffered to liabilities of the funds that are not related to the employees benefits payments.